As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center 1200 Intrepid Ave, Suite 400 Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center 1200 Intrepid Ave, Suite 400 Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103
(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Penn Capital Small/Mid Cap Equity Fund
Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks: 92.8%	Shares	Value
Air Freight & Logistics: 1.7%
XPO Logistics, Inc.(a)	3,794	$181,695
Airlines: 1.0%
Spirit Airlines, Inc.(a)	2,062	109,430
Banks: 9.9%
BankUnited, Inc.	4,749	177,185
BNC Bancorp	3,993	139,955
BOK Financial Corp.	2,346	183,621
Chemical Financial Corp.	3,607	184,498
PacWest Bancorp	3,520	187,475
Western Alliance Bancorp(a)	4,055	199,060
		1,071,794
Biotechnology: 1.5%
Bioverativ, Inc.(a)	2,903	158,097
Capital Markets: 1.8%
Affiliated Managers Group, Inc.	1,199	196,564
Chemicals: 1.1%
Valvoline, Inc.	4,910	120,540
Communications Equipment: 1.7%
CommScope Holding Co., Inc.(a)	4,367	182,148
Construction Materials: 2.4%
Summit Materials, Inc.(a)	10,292	254,315
Consumer Finance: 2.1%
Sallie Mae Corp.(a)	18,998	229,876
Containers & Packaging: 1.5%
Berry Plastics Group, Inc.(a)	3,426	166,401
Diversified Financial Services: 2.7%
Fidelity National Financial, Inc.	3,944	153,579
Voya Financial, Inc.	3,511	133,278
		286,857
Diversified Telecommunication Services: 1.7%
8x8, Inc.(a)	11,996	182,939
Electronic Equipment, Instruments & Components: 2.5%
Mercury Systems, Inc.(a)	6,991	272,999
Energy Equipment & Services: 3.9%
Keane Group, Inc.(a)	7,614	108,880
Superior Energy Services, Inc.(a)	10,739	153,138
U.S. Silica Holdings, Inc.	3,231	155,056
		417,074
Health Care Equipment & Supplies: 2.8%
NuVasive, Inc.(a)	2,261	168,852
Wright Medical Group NV(a)	4,226	131,513
		300,365
Health Care Providers & Services: 2.8%
Acadia Healthcare Co., Inc.(a)	4,197	182,989
WellCare Health Plans, Inc.(a)	888	124,507
		307,496
Hotels, Restaurants & Leisure: 5.7%
Boyd Gaming Corp.(a)	4,252	93,587

Jack In The Box, Inc.	1,170	119,012
La Quinta Holdings, Inc.(a)	7,656	103,509
Red Rock Resorts, Inc.	7,482	165,951
SeaWorld Entertainment, Inc.	7,555	138,030
		620,089
Household Durables: 3.8%
CalAtlantic Group, Inc.	5,346	200,208
TopBuild Corp.(a)	4,412	207,364
		407,572
Insurance: 1.4%
Arch Capital Group Ltd.(a)	1,576	149,357
Internet Software & Services: 3.2%
GoDaddy, Inc.(a)	4,811	182,337
Match Group, Inc.(a)	9,878	161,308
		343,645
IT Services: 1.2%
Blackhawk Network Holdings, Inc.(a)	3,109	126,225
Leisure Products: 1.1%
Brunswick Corp.	1,996	122,155
Life Sciences Tools & Services: 1.0%
Cambrex Corp.(a)	2,056	113,183
Machinery: 1.9%
Oshkosh Corp.	2,985	204,741
Media: 6.7%
E. W. Scripps Co.(a)	4,417	103,534
Gray Television, Inc.(a)	11,201	162,415
Lions Gate Entertainment Corp.(a)	4,719	115,049
Live Nation Entertainment, Inc.(a)	4,510	136,969
Nexstar Broadcasting Group, Inc.	2,893	202,944
		720,911
Metals & Mining: 0.8%
Cliffs Natural Resources, Inc.(a)	9,910	81,361
Multiline Retail: 1.7%
Burlington Stores, Inc.(a)	1,851	180,084
Oil, Gas & Consumable Fuels: 6.8%
Arch Coal, Inc.(a)	1,046	72,111
Cabot Oil & Gas Corp.	4,673	111,731
Callon Petroleum Co.(a)	8,801	115,821
Oasis Petroleum, Inc.(a)	8,064	114,993
Rice Energy, Inc.(a)	7,061	167,346
WPX Energy, Inc.(a)	11,610	155,458
		737,460
Pharmaceuticals: 1.2%
Akorn, Inc.(a)	5,303	127,696
Professional Services: 1.5%
TransUnion(a)	4,123	158,117
Road & Rail: 1.4%
Genesee & Wyoming, Inc.(a)	2,255	153,024
Semiconductors & Semiconductor Equipment: 4.3%
Cavium, Inc.(a)	2,053	147,118
Silicon Laboratories, Inc.(a)	1,455	107,015

Xperi Corp.	6,050	205,398
459,531

Software: 2.4%
NICE Systems Ltd.	1,732	117,741
Tyler Technologies, Inc.(a)	927	143,277
		261,018
Specialty Retail: 1.0%
Select Comfort Corp.(a)	4,266	105,754
TravelCenters of America(a)	1	3
		105,757
Trading Companies & Distributors: 4.6%
HD Supply Holdings, Inc.(a)	3,028	124,527
United Rentals, Inc.(a)	1,783	222,964
WESCO International, Inc.(a)	2,115	147,098
		494,589
Total Common Stocks (cost $8,485,789)		10,005,105

Real Estate Investment Trusts (REITs): 6.1%	Shares	Value
Invitation Homes, Inc.(a)	6,376	139,188
The GEO Group, Inc.	4,817	223,364
FelCor Lodging Trust, Inc.	17,441	130,982
MGM Growth Properties LLC	5,812	157,215
Total REITs (cost $569,653)		650,749

Short-Term Investments: 2.3%	Shares	Value
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.60%(b)	251,143	251,143
Total Short-Term Investments (cost $251,143)		251,143

Total Investments - 101.2% (cost $9,306,585)		10,906,997
Liabilities in Excess of Other Assets (1.2)%		(125,648)
Net Assets: 100.0%		$10,781,349

(a) No distribution or dividend was made during the period ending March 31, 2017. As such, it is classified as a non-income producing security as of March 31, 2017.
(b) Rate reported is the current yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments		$9,306,585
Gross unrealized appreciation		1,839,414
Gross unrealized depreciation		(239,002)
Net unrealized appreciation		$1,600,412

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Penn Capital Small Cap Equity Fund
Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks: 99.0%	Shares	Value
Banks: 14.7%
Banc of California, Inc.	11,461	$237,243
Capital Bank Financial Corp.	9,906	429,920
Chemical Financial Corp.	5,755	294,368
FCB Financial Holdings, Inc.(a)	5,061	250,773
Pinnacle Financial Partners, Inc.	4,942	328,396
SmartFinancial, Inc.(a)	10,177	214,124
Texas Capital Bancshares, Inc.(a)	5,851	488,266
Webster Financial Corp.	7,400	370,296
Western Alliance Bancorp(a)	6,428	315,550
		2,928,936
Biotechnology: 0.5%
Ironwood Pharmaceuticals, Inc.(a)	5,649	96,372
Capital Markets: 2.0%
Evercore Partners, Inc.	2,327	181,274
OM Asset Management plc	13,935	210,697
		391,971
Chemicals: 1.9%
Huntsman Corp.	15,602	382,873
Construction & Engineering: 1.0%
Tutor Perini Corp.(a)	6,061	192,740
Construction Materials: 1.7%
Summit Materials, Inc.(a)	13,616	336,451
Diversified Telecommunication Services: 1.0%
8x8, Inc.(a)	13,667	208,422
Electronic Equipment, Instruments & Components: 1.5%
Mercury Systems, Inc.(a)	7,569	295,569
Energy Equipment & Services: 6.1%
Fairmount Santrol Holdings, Inc.(a)	28,311	207,519
Keane Group, Inc.(a)	20,324	290,633
Noble Corp. plc	30,267	187,353
Superior Energy Services, Inc.(a)	21,480	306,305
U.S. Silica Holdings, Inc.	4,835	232,032
		1,223,842
Health Care Equipment & Supplies: 4.1%
ICU Medical, Inc.(a)	1,440	219,888
NuVasive, Inc.(a)	3,680	274,822
Wright Medical Group NV(a)	10,459	325,484
		820,194
Health Care Providers & Services: 2.3%
Acadia Healthcare Co., Inc.(a)	6,102	266,047
WellCare Health Plans, Inc.(a)	1,424	199,659
		465,706
Hotels, Restaurants & Leisure: 9.2%
Belmond Ltd.(a)	13,431	162,515
Penn National Gaming, Inc.(a)	14,688	270,700
Pinnacle Entertainment, Inc.(a)	15,569	303,907
Planet Fitness, Inc.	12,921	248,988

Red Rock Resorts, Inc.	12,992	288,163
Scientific Games Corp.(a)	11,076	261,947
SeaWorld Entertainment, Inc.	16,604	303,355
		1,839,575
Household Durables: 1.4%
TopBuild Corp.(a)	5,938	279,086
Independent Power and Renewable Electricity Producers: 1.2%
Dynegy, Inc.(a)	31,386	246,694
Internet Software & Services: 3.1%
Gogo, Inc.(a)	14,894	163,834
Hortonworks, Inc.(a)	26,131	256,345
MINDBODY, Inc.(a)	7,312	200,715
		620,894
IT Services: 1.0%
Interxion Holding NV(a)	5,197	205,593
Life Sciences Tools & Services: 1.5%
Cambrex Corp.(a)	5,496	302,555
Machinery: 6.6%
Atkore International Group, Inc.(a)	11,530	303,008
Harsco Corp.(a)	27,167	346,379
Milacron Holdings Corp.(a)	7,893	146,889
Rexnord Corp.(a)	7,401	170,815
SPX FLOW, Inc.(a)	9,850	341,894
		1,308,985
Media: 8.8%
E. W. Scripps Co.(a)	13,728	321,784
Gray Television, Inc.(a)	31,121	451,255
IMAX Corp.(a)	3,847	130,798
Media General, Inc.(a)	1,867	2,987
Nexstar Broadcasting Group, Inc.	5,626	394,664
Sinclair Broadcast Group, Inc.	11,160	451,980
		1,753,468
Metals & Mining: 1.8%
Cliffs Natural Resources, Inc.(a)	18,444	151,425
Ferroglobe PLC	20,953	216,445
		367,870
Oil, Gas & Consumable Fuels: 6.0%
Arch Coal, Inc.(a)	2,795	192,687
Oasis Petroleum, Inc.(a)	15,280	217,893
Rice Energy, Inc.(a)	13,637	323,197
Sanchez Energy Corp.(a)	17,427	166,253
WPX Energy, Inc.(a)	22,412	300,097
		1,200,127
Pharmaceuticals: 1.4%
Akorn, Inc.(a)	11,478	276,390
Road & Rail: 2.7%
Genesee & Wyoming, Inc.(a)	3,799	257,800
Swift Transportation Co.(a)	14,095	289,511
		547,311
Semiconductors & Semiconductor Equipment: 5.1%
Cavium, Inc.(a)	3,829	274,386
Semtech Corp.(a)	9,112	307,986

Xperi Corp.	12,719	431,810
		1,014,182
Software: 5.2%
Callidus Software, Inc.(a)	10,870	232,074
Ellie Mae, Inc.(a)	2,203	220,895
Model N, Inc.(a)	8,649	90,382
NICE Systems Ltd.	3,974	270,153
Tyler Technologies, Inc.(a)	1,491	230,449
		1,043,953
Specialty Retail: 1.3%
Five Below, Inc.(a)	5,748	248,946
Textiles, Apparel & Luxury Goods: 0.9%
G-III Apparel Group Ltd.(a)	8,552	187,203
Thrifts & Mortgage Finance: 1.6%
WSFS Financial Corp.	6,821	313,425
Trading Companies & Distributors: 3.4%
Air Lease Corp.	5,108	197,935
Beacon Roofing Supply, Inc.(a)	5,508	270,773
DXP Enterprises, Inc.(a)	5,759	218,094
		686,802
Total Common Stocks (cost $18,259,209)		19,786,135

Real Estate Investment Trusts (REITs): 0.8%	Shares	Value
FelCor Lodging Trust, Inc.	22,352	167,864
Total REITs (cost $171,669)		167,864

Short-Term Investments: 0.1%	Shares	Value
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.60%(b)	19,871	19,871
Total Short-Term Investments (cost $19,871)		19,871

Total Investments - 99.9% (cost $18,450,749)		19,973,870
Other Assets and Liabilities 0.1%		19,496
Net Assets: 100.0%		$19,993,366

(a) No distribution or dividend was made during the period ending March 31, 2017. As such, it is classified as a non-income producing security as of March 31, 2017.
(b) Rate reported is the current yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments		$18,450,749
Gross unrealized appreciation		2,158,827
Gross unrealized depreciation		(635,706)
Net unrealized appreciation		$1,523,121

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Penn Capital Opportunistic High Yield Fund
Schedule of Investments	March 31, 2017 (Unaudited)

Corporate Bonds: 93.3%	Principal	Value
Aerospace: 0.7%
Bombardier, Inc., 8.750%, 12/1/21(a)	30,000	$32,850
Bombardier, Inc., 6.125%, 1/15/23(a)	35,000	34,300
		67,150
Agriculture: 0.5%
Simmons Foods, Inc., 7.875%, 10/1/21(a)	45,000	47,250
Airline Companies: 2.8%
Air Canada, 7.750%, 4/15/21(a)	50,000	56,250
American Airlines Group, Inc., 4.625%, 3/1/20(a)	30,000	30,375
VistaJet Malta Finance plc, 7.750%, 6/1/20(a)(d)	200,000	161,000
		247,625
Automotive: 1.1%
Navistar International Corp., 8.250%, 11/1/21	100,000	99,999
Banking: 1.7%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	29,875
Ally Financial, Inc., 5.750%, 11/20/25	65,000	66,544
Ally Financial, Inc., 5.125%, 9/30/24	50,000	51,437
		147,856
Beverage: 0.5%
Cott Beverages, Inc., 5.375%, 7/1/22	45,000	45,900
Building & Construction: 0.7%
Ashton Woods LLC, 6.875%, 2/15/21(a)	40,000	40,000
Beazer Homes USA, Inc., 8.750%, 3/15/22(a)	20,000	21,900
		61,900
Building Materials: 1.3%
Griffon Corp., 5.250%, 3/1/22	55,000	55,344
US Concrete, Inc., 6.375%, 6/1/24(a)	20,000	20,700
US Concrete, Inc., 6.375%, 6/1/24	40,000	41,400
		117,444
Chemical Companies: 1.3%
Olin Corp., 5.125%, 9/15/27	15,000	15,253
Platform Specialty Products, 6.500%, 2/1/22(a)	45,000	46,688
Tronox Finance LLC, 6.375%, 8/15/20	25,000	25,094
Tronox Finance LLC, 7.500%, 3/15/22(a)	25,000	25,750
		112,785
Computer Hardware: 5.3%
Dell, Inc., 7.125%, 6/15/24(a)	10,000	11,054
Dell, Inc., 8.100%, 7/15/36(a)	110,000	138,206
Dell, Inc., 6.020%, 6/15/26(a)	10,000	10,922
Micron Technology, Inc., 5.625%, 1/15/26(a)	30,000	31,575
Micron Technology, Inc., 5.250%, 8/1/23(a)	45,000	46,125
Micron Technology, Inc., 5.875%, 2/15/22	15,000	15,675
Qorvo, Inc., 6.750%, 12/1/23	40,000	43,400
Seagate HDD Cayman, 4.875%, 6/1/27	25,000	23,402
Seagate HDD Cayman, 5.750%, 12/1/34	50,000	45,250
Western Digital Corp., 10.500%, 4/1/24	95,000	111,863
		477,472
Consumer - Products: 0.5%
Radio Systems Corp., 8.375%, 11/1/19(a)(d)	45,000	46,800

Consumer/Commercial/Lease Financing: 1.4%
Aircastle Ltd., 7.625%, 4/15/20	25,000	28,031
International Lease Financial Corp., 8.625%, 1/15/22	35,000	42,822
Navient Corp., 6.625%, 7/26/21	10,000	10,350
Navient Corp., 5.875%, 10/25/24	45,000	41,963
		123,166
Diversified Capital Goods: 1.2%
Anixter International, Inc., 5.125%, 10/1/21	50,000	52,000
Gardner Denver, Inc., 6.875%, 8/15/21(a)	55,000	56,787
		108,787
Electric - Generation: 4.4%
Calpine Corp., 5.750%, 1/15/25	20,000	19,848
Calpine Corp., 5.375%, 1/15/23	65,000	65,812
Dynegy, Inc., 7.375%, 11/1/22	85,000	84,363
Dynegy, Inc., 6.750%, 11/1/19	45,000	46,237
NRG Energy, Inc., 6.625%, 1/15/27(a)	40,000	39,900
NRG Energy, Inc., 7.250%, 5/15/26	20,000	20,600
NRG Energy, Inc., 6.625%, 3/15/23	110,000	112,544
		389,304
Energy - Exploration & Production: 7.9%
Antero Resources Corp., 5.125%, 12/1/22	30,000	30,394
Approach Resources, Inc., 7.000%, 6/15/21(d)	50,000	41,000
Bill Barrett Corp., 7.000%, 10/15/22	65,000	61,425
Chesapeake Energy Corp., 6.625%, 8/15/20	45,000	44,944
Comstock Resources, Inc., 10.000%, 3/15/20(f)	125,000	125,000
Continental Resources, Inc., 5.000%, 9/15/22	20,000	20,200
Denbury Resources, Inc., 4.625%, 7/15/23	15,000	10,950
Denbury Resources, Inc., 6.375%, 8/15/21	45,000	36,900
Everest Acquisition LLC, 9.375%, 5/1/20	25,000	23,562
Everest Acquisition LLC, 6.375%, 6/15/23	25,000	19,187
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	15,169
Halcon Resources Corp., 6.750%, 2/15/25(a)	25,000	24,550
Jones Energy Holdings LLC, 6.750%, 4/1/22	75,000	63,750
PetroQuest Energy, Inc., 10.000%, 2/15/21(a)(d)	56,897	42,104
Resolute Energy Corp., 8.500%, 5/1/20	45,000	45,450
Sanchez Energy Corp., 6.125%, 1/15/23	50,000	46,375
Unit Corp., 6.625%, 5/15/21	55,000	54,175
		705,135
Entertainment: 0.3%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	25,000	25,938
Food - Wholesale: 1.2%
JBS USA, Inc., 5.750%, 6/15/25(a)	35,000	35,350
JBS USA, Inc., 5.875%, 7/15/24(a)	65,000	66,950
		102,300
Gaming: 2.8%
Caesars Entertainment Resort Properties LLC, 11.000%, 10/1/21	35,000	38,150
Chester Downs & Marina LLC, 9.250%, 2/1/20(a)	25,000	25,562
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24(a)	40,000	40,500
MGM Growth Properties Operating Partnership, L.P., 5.625%, 5/1/24	40,000	42,200
MGM Resorts International, 7.750%, 3/15/22	55,000	63,422
MGM Resorts International, 4.625%, 9/1/26	45,000	43,650
		253,484
Gas Distribution: 6.9%
Blue Racer Midstream, 6.125%, 11/15/22(a)	45,000	45,562

DCP Midstream LLC, 5.850%, 5/21/43(a)	90,000	83,250
DCP Midstream Partners, L.P., 3.875%, 3/15/23(d)	35,000	33,600
DCP Midstream Partners, L.P., 4.950%, 4/1/22	33,000	33,330
Ferrellgas Partners, L.P., 6.500%, 5/1/21	25,000	23,750
NGL Energy Partners, L.P., 5.125%, 7/15/19	25,000	25,062
NGL Energy Partners, L.P., 6.125%, 3/1/25(a)	10,000	9,700
NGL Energy Partners, L.P., 6.875%, 10/15/21	10,000	10,200
NGPL PipeCo LLC, 7.768%, 12/15/37(a)	25,000	28,250
Rockies Express Pipeline, 6.875%, 4/15/40(a)(d)	45,000	46,913
Rockies Express Pipeline, 5.625%, 4/15/20(a)	25,000	26,312
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27(a)	30,000	31,331
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	110,000	119,246
Sunoco, L.P., 6.375%, 4/1/23	20,000	20,300
Sunoco, L.P., 5.500%, 8/1/20	35,000	35,350
Targa Resources Partners, L.P., 5.250%, 5/1/23	30,000	30,675
Williams Partners, L.P., 5.100%, 9/15/45	15,000	14,904
		617,735
Health Services: 3.1%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	35,000	35,787
AmSurg Corp., 5.625%, 7/15/22	30,000	30,750
Centene Corp., 6.125%, 2/15/24	30,000	32,212
HealthSouth Corp., 5.750%, 9/15/25	30,000	29,963
One Call Care Management, 8.875%, 12/15/21(a)	75,000	65,250
Select Medical Corp., 6.375%, 6/1/21	85,000	85,850
		279,812
Hospitals: 2.3%
Community Health Systems, Inc., 7.125%, 7/15/20	50,000	45,812
HCA Holdings, Inc., 7.500%, 2/15/22	25,000	28,594
HCA Holdings, Inc., 5.250%, 6/15/26	15,000	15,714
HCA Holdings, Inc., 5.375%, 2/1/25	65,000	67,600
Tenet Healthcare Corp., 8.125%, 4/1/22	45,000	46,913
		204,633
Hotels: 0.7%
FelCor Lodging Partnership Ltd., 5.625%, 3/1/23	60,000	62,250
Household & Leisure Products/Durables: 0.5%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	44,370
Investments & Miscellaneous Financial Services: 3.2%
Cardtronics, Inc., 5.500%, 5/1/25(a)	50,000	50,625
First Data Corp., 5.750%, 1/15/24(a)	50,000	51,575
First Data Corp., 5.000%, 1/15/24(a)	30,000	30,525
First Data Corp., 7.000%, 12/1/23(a)	75,000	80,438
Icahn Enterprises, L.P., 6.750%, 2/1/24(a)	25,000	25,781
Icahn Enterprises, L.P., 5.875%, 2/1/22	45,000	45,675
		284,619
Machinery Companies: 0.5%
Zekelman Industries, Inc., 9.875%, 6/15/23(a)	40,000	44,700
Media - Broadcast: 4.0%
Gray Television, Inc., 5.125%, 10/15/24(a)	10,000	9,875
Gray Television, Inc., 5.875%, 7/15/26(a)	25,000	25,437
iHeartCommunications, Inc., 11.250%, 3/1/21(a)	65,000	51,025
iHeartCommunications, Inc., 9.000%, 12/15/19	80,000	68,000
Radio One, Inc., 7.375%, 4/15/22(a)	45,000	47,025
Radio One, Inc., 9.250%, 2/15/20(a)(d)	115,000	110,975
Sinclair Broadcast Group, Inc., 5.625%, 8/1/24(a)	45,000	45,563
		357,900

Media - Cable: 3.2%
Cablevision Systems Corp., 5.875%, 9/15/22	90,000	90,787
CSC Holdings, Inc., 6.750%, 11/15/21	45,000	48,797
CSC Holdings, Inc., 5.250%, 6/1/24	15,000	14,944
Dish Network Corp., 7.750%, 7/1/26	20,000	23,250
Dish Network Corp., 6.750%, 6/1/21	40,000	43,175
Midcontinent Communications, 6.250%, 8/1/21(a)	65,000	67,600
		288,553
Media - Services: 1.4%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	50,000	49,787
Lamar Media Corp., 5.750%, 2/1/26	10,000	10,700
MDC Partners, Inc., 6.500%, 5/1/24(a)	70,000	66,763
		127,250
Metals/Mining Excluding Steel: 4.6%
Aleris International, Inc., 7.875%, 11/1/20	45,000	44,437
Cloud Peak Energy Resources LLC, 12.000%, 11/1/21	40,000	43,100
FMG Resources, 9.750%, 3/1/22(a)	50,000	57,312
Freeport-McMoRan, Inc., 6.125%, 6/15/19(a)	20,000	20,288
Freeport-McMoRan, Inc., 5.450%, 3/15/43	25,000	21,063
Peabody Energy Corp., 10.000%, 3/15/22(a)(e)	95,000	59,850
Peabody Securities Finance Corp., 6.375%, 3/31/25(a)(e)	45,000	44,550
Teck Resources Ltd., 5.200%, 3/1/42	50,000	47,000
Teck Resources Ltd., 3.750%, 2/1/23	35,000	33,994
Teck Resources Ltd., 6.250%, 7/15/41	35,000	36,407
		408,001
Multi-Line Insurance: 0.4%
Hub International Ltd., 7.875%, 10/1/21(a)	35,000	36,487
Non-Food & Drug Retailers: 1.6%
JC Penney, Inc., 8.125%, 10/1/19	65,000	70,200
Men’s Wearhouse, 7.000%, 7/1/22	20,000	17,750
PetSmart, Inc., 7.125%, 3/15/23(a)	55,000	52,250
		140,200
Oil Field Equipment & Services: 3.6%
Access Midstream Partners, L.P., 4.875%, 3/15/24	25,000	25,712
CSI Compressco, L.P., 7.250%, 8/15/22	45,000	42,750
Ensco plc, 5.200%, 3/15/25	30,000	26,025
Hornbeck Offshore Services, Inc., 5.000%, 3/1/21	70,000	42,350
Noble Holding International Ltd., 7.750%, 1/15/24	35,000	33,600
Noble Holding International Ltd., 4.625%, 3/1/21	4,000	3,680
Pioneer Energy Services Corp., 6.125%, 3/15/22(d)	60,000	54,600
SESI LLC, 7.125%, 12/15/21	25,000	25,313
Transocean, Inc., 9.000%, 7/15/23(a)	20,000	21,350
Transocean, Inc., 8.125%, 12/15/21	20,000	20,900
Transocean, Inc., 6.800%, 3/15/38	30,000	24,675
		320,955
Oil Refining & Marketing: 0.5%
PBF Energy, 7.000%, 11/15/23	40,000	40,100
Pharmaceuticals & Devices: 3.9%
Endo Finance, 5.370%, 1/15/23(a)	40,000	34,525
Jaguar Holding Co., 6.375%, 8/1/23(a)	55,000	57,475
Kinetic Concepts, Inc., 12.500%, 11/1/21(a)	50,000	55,375
Mallinckrodt International Finance SA, 4.750%, 4/15/23	35,000	29,662
Mallinckrodt International Finance SA, 5.750%, 8/1/22(a)	40,000	39,420

Valeant Pharmaceuticals, Inc., 5.875%, 5/15/23(a)	10,000	7,763
Valeant Pharmaceuticals, Inc., 5.625%, 12/1/21(a)	30,000	24,150
Valeant Pharmaceuticals, Inc., 6.375%, 10/15/20(a)	65,000	58,825
Valeant Pharmaceuticals, Inc., 5.375%, 3/15/20(a)	45,000	40,275
		347,470
Printing & Publishing: 0.8%
Lee Enterprises, Inc., 9.500%, 3/15/22(a)	45,000	47,230
Time, Inc., 5.750%, 4/15/22(a)	20,000	20,800
		68,030
Railroads: 0.7%
Watco Companies, 6.375%, 4/1/23(a)	60,000	60,900
Real Estate Development & Management: 0.6%
Realogy Group, 5.250%, 12/1/21(a)	50,000	52,000
Restaurants: 0.4%
P.F. Chang’s China Bistro, 10.250%, 6/30/20(a)(d)	40,000	39,900
Software/Services: 0.2%
Nuance Communications, Inc., 5.375%, 8/15/20(a)	13,000	13,220
Steel Producers/Products: 0.7%
United States Steel Corp., 7.500%, 3/15/22	20,000	20,775
United States Steel Corp., 7.375%, 4/1/20	35,000	37,625
		58,400
Support - Services: 1.8%
ADT Corp., 4.875%, 7/15/32(a)	50,000	39,750
ADT Corp., 6.250%, 10/15/21	20,000	21,738
ADT Corp., 3.500%, 7/15/22	10,000	9,575
GEO Group, Inc., 5.875%, 10/15/24	20,000	20,450
Herc Rentals, Inc., 7.500%, 6/1/22(a)	31,000	32,937
West Corp., 5.375%, 7/15/22(a)	40,000	39,300
		163,750
Telecom - Integrated/Services: 6.5%
CenturyLink, Inc., 5.625%, 4/1/20	25,000	26,210
CenturyLink, Inc., 6.450%, 6/15/21	5,000	5,312
Cincinnati Bell, Inc., 7.000%, 7/15/24(a)	25,000	26,219
Cogent Communications Finance, Inc., 5.625%, 4/15/21(a)	50,000	51,000
Communications Sales & Leasing, Inc., 7.125%, 12/15/24(a)	35,000	35,525
Frontier Communications Corp., 8.875%, 9/15/20	45,000	47,475
Frontier Communications Corp., 9.250%, 7/1/21	15,000	15,150
Frontier Communications Corp., 8.500%, 4/15/20	15,000	15,825
Gogo, Inc., 12.500%, 7/1/22(a)	65,000	73,450
Intelsat Connect Finance SA, 12.500%, 4/1/22(a)	33,000	29,452
Intelsat Jackson Holdings SA, 7.250%, 4/1/19	65,000	61,994
Intelsat Luxembourg SA, 7.750%, 6/1/21	70,000	42,000
Level 3 Financing, Inc., 5.125%, 5/1/23	25,000	25,562
WaveDivision Escrow, 8.125%, 9/1/20(a)(d)	50,000	51,500
Windstream Corp., 7.750%, 10/1/21	45,000	44,325
Windstream Corp., 7.750%, 10/15/20	30,000	30,375
		581,374
Telecom - Wireless: 3.3%
GTT Escrow Corp., 7.875%, 12/31/24(a)	35,000	36,312
Sprint Capital Corp., 8.750%, 3/15/32	20,000	24,050
Sprint Capital Corp., 6.875%, 11/15/28	65,000	68,656
Sprint Corp., 7.125%, 6/15/24	40,000	42,700
Sprint Corp., 7.875%, 9/15/23	40,000	44,300
Sprint Corp., 7.250%, 9/15/21	50,000	53,985

Telesat Canada, 8.875%, 11/15/24(a)	25,000	27,438
		297,441
Telecommunications Equipment: 0.3%
CommScope Technologies LLC, 5.000%, 3/15/27(a)	5,000	4,992
CommScope, Inc., 5.500%, 6/15/24(a)	25,000	25,852
		30,844
Transportation Excluding Air/Rail: 2.0%
Con-Way, Inc., 7.250%, 1/15/18	50,000	51,500
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23(a)	30,000	32,100
Eletson Holdings, Inc., 9.625%, 1/15/22(a)(d)	65,000	54,600
OPE KAG Finance Sub, Inc., 7.875%, 7/31/23(a)	40,000	40,900
		179,100
Total Corporate Bonds (cost $7,886,280)		8,330,289

Convertible Bonds: 0.6%
Automotive: 0.3%
Navistar International Corp., 4.750%, 4/15/19	25,000	24,000
Support - Services: 0.3%
Gogo, Inc., 3.750%, 3/1/20	35,000	29,006
Total Convertible Bonds (cost $50,831)		53,006

Common Stocks: 0.2%	Shares	Value
Energy - Exploration & Production: 0.0%
PetroQuest Energy, Inc.(c)(d)(g)	794	2,176
Media - Cable: 0.0%
ACC Claims Holdings LLC	11,610	43
Metals/Mining Excluding Steel: 0.2%
Peabody Energy Corp.(c)	942	14,528
		14,528
Total Common Stocks (cost $14,765)		16,747

Convertible Preferred Stocks: 0.0%
Metals/Mining Excluding Steel: 0.0%
Peabody Energy Corp.(c)	21	289
Total Convertible Preferred Stocks (cost $289)		289

Preferred Stocks: 0.0%
Spanish Broadcasting Systems, Inc.(c)(d)	1	32
Total Preferred Stocks (cost $613)		32

Warrants: 0.0%
Comstock Resources, Inc.(c)	138	1,272
Total Warrants (cost $0)		1,272

Short-Term Investments: 5.1%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.60%(b)	458,020	458,020
Total Short-Term Investments (cost $458,020)		458,020

Total Investments - 99.2% (cost $8,410,798)		8,859,655
Other Assets and Liabilities 0.8%		68,255
Net Assets: 100.0%		$8,927,910

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of March 31, 2017, the value of these investments was $3,649,133, or 40.9% of total net assets.

(b) Rate reported is the current yield as of March 31, 2017.
(c) No distribution or dividend was made during the period ending March 31, 2017. As such, it is classified as a non-income producing security as of March 31, 2017.
(d) Securities considered illiquid. As of March 31, 2017, the value of these investments was $685,200 or 7.67% of total net assets.
(e) Non-income producing. Item identified as in default as to payment of interest.
(f) Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.
(g) Restricted security as to resale, excluding 144A securities. As of March 31, 2017, the Fund held a restricted security with a current value of $2,176, or 0.02% of its total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments		$8,410,798
Gross unrealized appreciation		496,419
Gross unrealized depreciation		(47,562)
Net unrealized appreciation		$448,857

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Penn Capital Senior Floating Rate Income Fund
Schedule of Investments	March 31, 2017 (Unaudited)

Bank Loans: 88.5%(a)	Principal	Value
Airline Companies: 1.6%
American Airlines, 3.261%, 4/28/23	100,000	$100,063
United Airlines, 2.250%, 4/1/24	250,000	250,157
		350,220
Auto Parts & Equipment: 1.1%
Key Safety Systems, 5.500%, 8/29/21	235,287	237,287
Automotive: 3.4%
Capital Automotive, 4.000%, 3/21/24	250,000	252,500
Navistar International Corp., 5.000%, 8/7/20	248,741	251,228
Winnebago Industries, Inc., 5.572%, 11/3/23	247,500	249,975
		753,703
Building Materials: 1.1%
Quikrete Holdings, Inc., 4.017%, 11/3/23	249,375	251,422
Building Products: 1.1%
Atkore International, 4.150%, 12/22/23	249,375	250,856
Communications Equipment: 2.2%
GTT Communications, 5.000%, 1/9/24	249,375	252,492
Polycom, Inc., 6.250%, 9/27/23	230,208	232,741
		485,233
Computer Hardware: 1.1%
Dell Software Group, 7.000%, 9/27/22	244,232	247,468
Computers & Peripherals: 1.8%
Western Digital Corp., 3.500%, 4/29/23	397,005	398,934
Consumer - Products: 1.1%
Herbalife Corp., 6.482%, 2/10/23	250,000	249,895
Consumer/Commercial/Lease Financing: 1.2%
Avolon Holdings Ltd., 3.728%, 1/20/22	250,000	253,230
Diversified Capital Goods: 1.2%
Harsco Corp., 6.000%, 10/27/23	249,375	252,492
Diversified Telecommunication Services: 1.1%
Consolidated Communications, Inc., 4.000%, 10/5/23	250,000	250,937
Electric - Generation: 4.5%
Calpine Corp., 3.750%, 1/15/23	245,009	245,928
Dynergy, Inc., 4.250%, 6/27/23	250,000	250,482
Helix Gen Funding LLC, 4.750%, 3/8/24	250,000	253,438
Lightsone HoldCo LLC, 5.539%, 1/30/24	249,411	250,721
		1,000,569
Electric Utilities: 1.1%
Pike Corp., 4.750%, 3/31/24	250,000	252,500
Electronics: 1.1%
Micron Technology, Inc., 4.73%, 4/11/22	248,125	248,979
Energy - Other: 0.8%
Western Refining, Inc., 5.500%, 6/30/23	185,625	185,625
Entertainment: 2.2%
Life Time Fitness, 4.000%, 6/10/22	246,869	247,301
SeaWorld Entertainment, Inc., 3.750%, 3/3/24	250,000	250,000
		497,301

Environmental & Waste: 1.1%
USAGM HoldCo LLC, 5.500%, 7/28/22	232,781	233,945
Food - Wholesale: 1.1%
JBS USA LUX SA, 3.279%, 10/28/22	250,000	250,782
Food & Drug Retailers: 2.2%
Albertsons, 4.247%, 12/21/22	248,130	249,604
Save-A-Lot, 7.000%, 12/1/23	249,375	246,881
		496,485
Gaming: 3.4%
Affinity Gaming LLC, 4.500%, 7/1/23	248,125	249,160
Boyd Gaming Corp., 3.500%, 9/15/23	250,000	251,210
Scientific Games Corp., 4.846%, 10/1/21	250,000	253,085
		753,455
Gas Utilities: 1.1%
Vistra Operations Co. LLC, 4.193%, 12/13/23	250,000	250,187
Health Care Equipment & Supplies: 1.1%
Mallinckrodt International Finance SA, 3.897%, 9/24/24	250,000	249,688
Health Care Providers & Services: 2.3%
Press Ganey Holdings, Inc., 4.250%, 12/31/23	249,375	249,844
Prospect Medical Holdings, Inc., 7.125%, 6/1/22	248,125	251,537
		501,381
Health Services: 5.6%
Acadia Healthcare, 3.750%, 2/16/23	246,875	248,213
Concentra Operating Corp., 4.001%, 6/1/22	239,804	240,855
Envision Healthcare Corp., 4.000%, 11/17/23	246,884	248,736
Select Medical Corp., 4.500%, 2/8/24	250,000	252,187
TeamHealth Holdings, Inc., 3.750%, 2/28/24	250,000	248,020
		1,238,011
Investments & Miscellaneous Financial Services: 2.3%
LPL Holdings, Inc., 3.765%, 3/8/24	250,000	250,157
Russell Investment Management Company, 6.750%, 4/14/23	248,125	250,763
		500,920
Media - Broadcast: 5.4%
Gray Television, Inc., 3.334%, 2/2/24	249,375	250,415
Lions Gate Entertainment Corp., 3.766%, 10/13/23	200,000	201,062
RCN Business, 3.781%, 12/11/23	250,000	250,973
Sinclair Broadcast Group, Inc., 3.030%, 1/3/24	249,375	249,749
Univision Communications, Inc., 3.750%, 3/15/24	246,012	244,371
		1,196,570
Media - Cable: 1.1%
Virgin Media, 3.517%, 1/31/25	250,000	250,547
Media - Services: 0.5%
Match Group, Inc., 7.000%, 11/16/22	109,375	110,538
Metals & Mining: 1.1%
JMC Steel, 4.750%, 6/7/21	248,128	251,540
Metals/Mining Excluding Steel: 1.1%
Peabody Energy Corp., 5.500%, 3/31/22	250,000	249,688
Non-Food & Drug Retailers: 4.3%
G-III Apparel Group Ltd., 6.250%, 10/5/22	250,000	242,187
JC Penney, Inc., 5.304%, 6/23/23	250,000	248,000
Men’s Wearhouse, 4.528%, 3/11/21	248,651	235,803
PetCo Animal Supplies, Inc., 4.287%, 1/26/23	247,500	232,712
		958,702

Other Industrial & Manufacturing: 1.8%
Rexnord LLC, 3.786%, 8/21/23	210,698	211,301
XPO Logistics, Inc., 3.108%, 11/1/21	181,427	181,851
		393,152
Packaging: 0.9%
Berry Plastics Corp., 3.281%, 10/1/22	202,950	204,133
Pharmaceuticals & Devices: 4.0%
Alere, Inc., 4.250%, 6/20/22	248,106	248,550
Endo Pharmaceuticals, Inc., 3.813%, 9/26/22	246,875	246,497
Kinetic Concepts, Inc., 4.397%, 2/2/24	250,000	250,000
Valeant Pharmaceuticals, Inc., 5.000%, 4/1/22	151,598	151,933
		896,980
Printing & Publishing: 0.9%
Tribune Media Co., 3.781%, 1/26/24	199,071	200,066
Restaurants: 2.3%
Burger King, 3.309%, 2/28/24	500,000	500,210
Semiconductors & Semiconductor Equipment: 1.1%
Tessera Holding Corp., 4.021%, 10/25/23	249,375	251,402
Software: 1.1%
Veritas US, Inc., 6.772%, 1/27/23	249,370	246,981
Software/Services: 2.8%
First Data Corp., 3.468%, 3/24/21	360,790	363,431
GoDaddy, Inc., 3.270%, 2/6/24	107,357	107,452
GoDaddy, Inc., 2.500%, 2/15/24	142,643	142,768
		613,651
Support - Services: 2.3%
ServiceMaster Clean, 3.270%, 11/3/23	249,375	251,635
TruGreen, 6.500%, 3/29/23	248,125	250,606
		502,241
Telecom - Integrated/Services: 7.7%
Altice US Finance Corp., 3.882%, 1/15/25	247,505	247,042
Colorado Buyer, Inc., 4.000%, 6/30/24	250,000	251,250
Frontier Communications Corp., 3.030%, 3/31/21	240,506	229,082
Intelsat Jackson Holdings SA, 3.887%, 6/28/19	250,000	244,515
Numericable-SFR, 4.038%, 1/14/25	249,375	249,375
Sprint Corp., 3.500%, 2/29/24	250,000	249,823
Telesat Canada, 3.850%, 11/17/23	248,752	250,555
		1,721,642
Telecom - Wireless: 1.1%
FairPoint Communications, Inc., 7.500%, 2/14/19	246,787	247,774
Transportation Excluding Air/Rail: 1.1%
YRC Worldwide, Inc., 8.000%, 2/13/19	249,340	245,465
Total Bank Loans (cost $19,506,634)		19,682,787

Corporate Bonds: 9.4%	Principal	Value
Building & Construction: 0.5%
Lennar Corp., 4.125%, 1/15/22	110,000	110,962
Chemical Companies: 0.4%
Valvoline, Inc., 5.500%, 7/15/24(b)	90,000	94,500

Chemicals: 0.5%
CF Industries, Inc., 7.125%, 5/1/20	100,000	108,869
Computer Hardware: 0.5%
Diamond 1 Finance Corp., 5.875%, 6/15/21(b)	100,000	105,130
Consumer/Commercial/Lease Financing: 0.5%
Navient Corp., 8.000%, 3/25/20	100,000	108,625
Energy - Exploration & Production: 0.4%
Continental Resources, Inc., 5.000%, 9/15/22	100,000	101,000
Entertainment: 0.6%
NCL Corp. Ltd., 4.750%, 12/15/21(b)	125,000	126,875
Gas Distribution: 0.6%
Tallgrass Energy Partners, L.P., 5.500%, 9/15/24(b)	145,000	145,725
Hospitals: 2.2%
Community Health Systems, Inc., 5.125%, 8/1/21	115,000	113,706
HCA Holdings, Inc., 7.500%, 2/15/22	125,000	142,969
Tenet Healthcare Corp., 4.350%, 6/15/20	225,000	226,406
		483,081
Investments & Miscellaneous Financial Services: 0.9%
E*Trade Financial Corp., 5.375%, 11/15/22	100,000	104,749
Icahn Enterprises, L.P., 6.250%, 2/1/22(b)	100,000	101,500
		206,249
Media - Cable: 0.5%
CSC Holdings, Inc., 8.625%, 2/15/19	100,000	109,750
Metals/Mining Excluding Steel: 0.3%
Peabody Securities Finance Corp., 6.000%, 3/31/22(b)	65,000	64,675
Non-Food & Drug Retailers: 0.5%
GameStop Corp., 6.750%, 3/15/21(b)	100,000	102,000
Support - Services: 1.0%
CoreCivic, Inc., 4.125%, 4/1/20	110,000	112,200
West Corp., 4.750%, 7/15/21(b)	100,000	101,750
		213,950
Total Corporate Bonds (cost $2,054,604)		2,081,391

Short-Term Investments: 11.8%	Shares	Value
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.60%(c)	2,627,439	2,627,439
Total Short-Term Investments (cost $2,627,439)		2,627,439

Total Investments - 109.7% (cost $24,188,677)		24,391,617
Liabilities in Excess of Other Assets (9.7)%		(2,158,731)
Net Assets: 100.0%		$22,232,886

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of March 31, 2017, the value of these investments was $842,155, or 3.8% of total net assets.

(c) Rate reported is the current yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments		$24,188,677
Gross unrealized appreciation		243,180
Gross unrealized depreciation		(40,240)
Net unrealized appreciation		$202,940

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or if no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the most recent quoted bid price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its NAV at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange.   If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes the inputs used as of March 31, 2017 in valuing each Fund’s investments:

Penn Capital Small/Mid Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$10,005,105	$-	$-	$10,005,105
Real Estate Investment Trusts (REITs)	650,749	-	-	650,749
Short-Term Investments	251,143	-	-	251,143
Total Investments in Securities	$10,906,997	$-	$-	$10,906,997

Penn Capital Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$19,783,148	$2,987	$-	$19,786,135
Real Estate Investment Trusts (REITs)	167,864	-	-	167,864
Short-Term Investments	19,871	-	-	19,871
Total Investments in Securities	$19,970,883	$2,987	$-	$19,973,870

Penn Capital Opportunistic High Yield Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,330,289	$-	$8,330,289
Convertible Bonds	-	53,006	-	53,006
Common Stocks	2,176	14,528	43	16,747
Convertible Preferred Stocks	-	289	-	289
Preferred Stocks	-	-	32	32
Warrants	-	1,272	-	1,272
Short-Term Investments	458,020	-	-	458,020
Total Investments in Securities	$460,196	$8,399,384	$75	$8,859,655

Penn Capital Senior Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Bank Loans	$-	$19,682,787	$-	$19,682,787
Corporate Bonds	-	2,081,391	-	2,081,391
Short-Term Investments	2,627,439	-	-	2,627,439
Total Investments in Securities	$2,627,439	$21,764,178	$-	$24,391,617

(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of March 31, 2017:

Type of Assets	Fair value as of March 31, 2017	Valuation Techniques(s)	Unobservable Input
Penn Capital Opportunistic High Yield Fund
Common Stocks
ACC Claims Holdings LLC	$ 43	Broker Quote(a)	-
Preferred Stocks
Spanish Broadcasting Systems, Inc.	32	Broker Quote(a)	-
(a)	Unaudited.

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2016	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2017	Change in Unrealized Appreciation / Depreciation from Investments Held as of March 31, 2017
Penn Capital Opportunistic High Yield Fund
Preferred Stock
ACC Claims Holdings LLC	$ 73	$-	$-	$ -	$-	$ (30)	$43	$ (30)
Spanish Broadcasting Systems, Inc.	496	-	-	-	-	(464)	32	(464)

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2017.

Item 2. Controls and Procedures.
(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.
(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Richard A. Hocker
Richard A. Hocker, President

Date May 26, 2017

By (Signature and Title)  /s/ Gerald McBride
Gerald McBride, Treasurer

Date  May 26, 2017